Reportable Segments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended					3 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Semiconductor Materials [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2012 Solar Energy [Member]	Dec. 31, 2011 Solar Energy [Member]	Dec. 31, 2010 Solar Energy [Member]	Dec. 31, 2011 Corporate and Other [Member]	Dec. 31, 2012 Corporate and Other [Member]	Dec. 31, 2012 Inventories [Member]	Dec. 31, 2011 Inventories [Member]	Dec. 31, 2010 Inventories [Member]	Dec. 31, 2011 Kuching Solar Wafering Plant [Member] Solar Energy [Member]	Dec. 31, 2012 Solar Wafer Supply Agreement [Member]	Sep. 30, 2011 Solar Wafer Supply Agreement [Member]	Jun. 30, 2011 Solar Wafer Supply Agreement [Member]	Dec. 31, 2012 Solar Wafer Supply Agreement [Member]	Mar. 31, 2012 Solar Wafer Supply Agreement [Member]	Dec. 31, 2011 Solar Wafer Supply Agreement [Member]	Jun. 30, 2011 Hurricane [Member]	Dec. 31, 2012 Hurricane [Member]	Jun. 30, 2011 Hurricane [Member] Semiconductor Materials [Member]	Jun. 30, 2011 Hurricane [Member] Solar Energy [Member]	Dec. 31, 2012 Earthquake [Member] Semiconductor Materials [Member]	Dec. 31, 2011 Earthquake [Member] Semiconductor Materials [Member]	Sep. 04, 2012 2011 Global Plan [Member] Purchase Obligation Termination [Member]
Segment Reporting Information [Line Items]
Charges related to low volumes at solar wafering plant																$ 0											$ 27.2
Inventory Write-down		96.7	3.4	107.0		14.2	82.5				0																15.8	0
Deferred Revenue	288.3	250.7	288.3	250.7			198.8	259.1	198.8								175.7			175.7	0.7	176.4
Restructuring Reserve, Accrual Adjustment																													(69.2)
Gain on Receipt of Property Plant and Equipment			31.7	0	0
Deferred revenue recognized	54.4		(73.8)	(67.9)	(13.1)			0.9									(6.9)	(19.4)	(149.4)
Cost of Goods Sold			2,194.3	2,420.6	1,902.1								5.5	37.4	5.7
Goodwill impairment charges		384.1	0	440.5	0	0	384.1	440.5	440.5	0	0
Goodwill		0		0	342.7		0		0	342.7
Net insurance proceeds from our business interruption lost profits claim related to the disruption			4.0	4.0	11.9																		11.9	0	8.0	3.9	4.0	4.0
Legal expenses												$ 8.6